SHAREHOLDERS' DEFICIT (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Spring Valley Acquisition III
Common share capital
Schedule of assumptions used for calculation of convertible note

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%